DoubleLine Selective Credit Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.0% (a)
248,506	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (b)(c)	01/14/2026	240,603

Total Asset Backed Obligations (Cost $248,506)					240,603

Collateralized Loan Obligations - 0.3%
1,000,000	Barings Ltd., Series 2015-2A-ER (Secured Overnight Financing Rate 3 Month + 6.71%)	12.13	% (b)	10/20/2030	935,734
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (Secured Overnight Financing Rate 3 Month + 7.41%)	12.81	% (b)	07/15/2029	812,821

Total Collateralized Loan Obligations (Cost $1,980,000)					1,748,555

Non-Agency Commercial Mortgage Backed Obligations - 0.4%
381,000	20 Times Square Trust, Series 2018-20TS-G	3.10	% (b)(c)	05/15/2035	268,851
180,595	BB-UBS Trust, Series 2012-TFT-TE	3.56	% (b)(c)(d)	06/05/2030	144,600
224,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (b)(c)	02/10/2048	187,874
155,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (b)	02/10/2049	61,979
194,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.63	% (c)	08/10/2047	179,472
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (Secured Overnight Financing Rate 1 Month + 3.09%, 2.60% Floor)	8.43	% (b)	07/05/2033	262,526
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.36	% (b)(c)	07/05/2033	237,169
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.36	% (b)(c)	07/05/2033	202,385
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.47	% (c)	10/15/2047	238,360
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	324,425

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $2,707,274)					2,107,641

Non-Agency Residential Collateralized Mortgage Obligations - 96.8%
3,703,537	Adjustable Rate Mortgage Trust, Series 2005-10-5A1 (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor, 11.00% Cap)	5.99%		01/25/2036	3,440,905
1,750,000	AMSR Trust, Series 2020-SFR2-C	2.53	% (b)	07/17/2037	1,659,170
6,000,000	AMSR Trust, Series 2020-SFR4-E2	2.46	% (b)	11/17/2037	5,571,961
7,750,000	AMSR Trust, Series 2020-SFR4-F	2.86	% (b)	11/17/2037	7,206,683
4,500,000	Angel Oak Mortgage Trust LLC, Series 2021-5-M1	2.39	% (b)(c)	07/25/2066	3,062,429
7,539,000	Arroyo Mortgage Trust, Series 2019-3-M1	4.20	% (b)(c)	10/25/2048	6,523,526
4,165,894	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE1-M3 (Secured Overnight Financing Rate 1 Month + 5.36%, 5.25% Floor)	10.73%		01/15/2033	3,919,604
9,500,000	Asset-Backed Pass-Through Certificates, Series 2005-R4-M6 (Secured Overnight Financing Rate 1 Month + 1.12%, 1.01% Floor)	6.48%		07/25/2035	7,961,136
3,894,119	Banc of America Alternative Loan Trust, Series 2007-1-3A24	6.00%		04/25/2037	3,205,840
953,002	Banc of America Funding Trust, Series 2006-2-2A11	5.50%		03/25/2036	796,730
881,987	Banc of America Funding Trust, Series 2007-1-TA8	6.35	% (e)	01/25/2037	792,569

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,071,831	Banc of America Funding Trust, Series 2014-R8-A2 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.71	% (b)	06/26/2036	2,508,700
1,235,331	Banc of America Mortgage Trust, Series 2006-3-1A10	6.00%		10/25/2036	996,783
8,654,191	BCAP LLC Trust, Series 2012-RR4-6A2	5.05	% (b)(c)	11/26/2035	4,851,012
3,571,888	BCAP LLC Trust, Series 2013-RR2-6A2	4.30	% (b)(c)	06/26/2037	2,765,424
2,222,515	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.91	% (c)	07/25/2036	1,895,007
1,816,592	Bear Stearns ALT-A Trust, Series 2005-10-23A1	4.67	% (c)	01/25/2036	1,636,573
6,266,745	Bear Stearns ALT-A Trust, Series 2006-3-21A1	4.05	% (c)	05/25/2036	4,597,637
1,471,126	Bear Stearns ALT-A Trust, Series 2006-4-31A1	4.46	% (c)	07/25/2036	910,666
703,315	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75	% (e)	12/25/2036	690,247
5,547,029	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.00%		10/25/2036	8,577,188
674,149	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (Secured Overnight Financing Rate 1 Month + 0.57%, 0.46% Floor)	5.93%		04/25/2036	653,526
7,335,230	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (b)(e)	04/01/2069	7,296,401
4,218,892	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor, 14.50% Cap)	5.61%		12/25/2036	4,081,163
1,604,389	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	666,977
3,700,064	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	1,546,565
316,443	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	144,697
86,746	CHL Mortgage Pass-Through Trust, Series 2006-10-1A11	5.85%		05/25/2036	39,534
1,964,721	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x Secured Overnight Financing Rate 1 Month + 5.54%, 5.65% Cap)	0.18	% (f)(g)	09/25/2036	184,903
1,964,721	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.25% Cap)	6.07%		09/25/2036	672,573
501,549	CHL Mortgage Pass-Through Trust, Series 2006-17-A6	6.00%		12/25/2036	204,527
1,212,904	CHL Mortgage Pass-Through Trust, Series 2006-19-1A7	6.00%		01/25/2037	610,607
1,555,149	CHL Mortgage Pass-Through Trust, Series 2006-9-A2	6.00%		05/25/2036	716,007
5,809,541	CHL Mortgage Pass-Through Trust, Series 2007-15-1A29	6.25%		09/25/2037	3,634,203
5,146,170	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	2,527,799
447,376	CHL Mortgage Pass-Through Trust, Series 2007-4-1A10	6.00%		05/25/2037	203,445
312,938	CHL Mortgage Pass-Through Trust, Series 2007-8-1A5	5.44%		01/25/2038	134,967
3,007,222	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.85	% (c)	03/25/2037	2,416,676
9,916,757	CIM Trust, Series 2023-R2-A1	5.50	% (b)(c)	08/25/2064	10,023,262
11,169,463	CIM Trust, Series 2023-R4-A1	5.00	% (b)(c)	05/25/2062	11,077,566
477,790	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	469,061
536,700	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.69	% (c)	08/25/2047	471,811
997,230	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.81	% (b)(c)	04/25/2036	596,672
1,830,488	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (b)(c)	02/27/2062	1,734,207
3,731,774	Citigroup Mortgage Loan Trust, Series 2009-10-2A2	7.00	% (b)(c)(d)	12/25/2035	2,656,927
8,328,158	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (b)	10/25/2058	6,898,088
8,094,281	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (b)(c)	08/25/2064	7,070,532
1,040,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (b)(c)	08/25/2064	776,596
874,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (b)(c)	08/25/2064	635,388

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
738,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (b)(c)	08/25/2064	516,768
1,937,964	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	6.98	% (b)(c)	08/25/2064	1,594,654
859,650	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	784,090
3,495,124	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		05/25/2036	2,834,879
3,848,970	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 0.00% Floor, 5.40% Cap)	0.00	% (f)(g)	05/25/2036	190,563
5,939,308	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 6.10% Cap)	5.97%		05/25/2037	4,788,055
5,939,308	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.13	% (f)(g)	05/25/2037	367,787
1,780,165	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	1,554,886
1,213,156	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	1,059,656
1,703,681	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	1,508,896
5,180,824	COLT Mortgage Loan Trust, Series 2023-1-A1	6.05	% (b)(e)	04/25/2068	5,199,779
1,610,295	Countrywide Alternative Loan Trust, Series 2004-27CB-A6	5.50%		12/25/2034	1,419,357
789,249	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	531,737
1,959,665	Countrywide Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	1,388,492
1,039,733	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	760,890
3,298,619	Countrywide Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	1,987,651
2,089,543	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	1,480,024
152,076	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	145,572
2,604,021	Countrywide Alternative Loan Trust, Series 2005-79CB-A1 (Secured Overnight Financing Rate 1 Month + 0.66%, 0.55% Floor, 5.50% Cap)	5.50%		01/25/2036	1,350,249
2,604,021	Countrywide Alternative Loan Trust, Series 2005-79CB-A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.84%, 0.00% Floor, 4.95% Cap)	0.00	% (f)(g)	01/25/2036	143,684
6,321,993	Countrywide Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	3,103,648
1,102,164	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	620,310
10,510,869	Countrywide Alternative Loan Trust, Series 2006-31CB-A4	6.00%		11/25/2036	6,208,254
2,439,025	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	1,256,393
931,056	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	462,548
2,957,668	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	1,483,213
1,609,655	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	786,381
948,100	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	454,914
966,872	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	560,079
2,662,569	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	1,542,344
924,093	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	479,594
754,532	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	395,687
11,556,688	Countrywide Alternative Loan Trust, Series 2007-16CB-3A1	6.75%		08/25/2037	2,680,990
4,276,500	Countrywide Alternative Loan Trust, Series 2007-2CB-2A9	5.75%		03/25/2037	2,269,669
3,308,429	Countrywide Alternative Loan Trust, Series 2007-4CB-1A9	5.75%		04/25/2037	2,746,539
3,795,403	Countrywide Alternative Loan Trust, Series 2007-OA8-1A1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.83%		06/25/2047	3,115,309

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,974,549	Countrywide Asset Backed Certificates, Series 2006-25-M1 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.72%		06/25/2047	7,170,163
8,482,775	Countrywide Asset-Backed Certificates Trust, Series 2005-17-1AF4	6.55	% (e)	05/25/2036	6,758,820
991,033	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	858,031
800,840	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	252,308
3,800,000	Credit Suisse Mortgage-Backed Trust, Series 2020-AFC1-M1	2.84	% (b)(c)	02/25/2050	2,879,327
2,923,333	Credit Suisse Mortgage-Backed Trust, Series 2022-JR1-A1	4.27	% (b)(e)	10/25/2066	2,885,576
717,369	CSMC Mortgage-Backed Trust, Series 2006-6-1A10	6.00%		07/25/2036	353,387
3,450,693	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	1,836,473
343,036	CSMC Mortgage-Backed Trust, Series 2008-2R-1A1	6.00	% (b)(d)	07/25/2037	269,785
2,223,197	CSMC Trust, Series 2009-9R-10A2	5.50	% (b)	12/26/2035	1,284,119
11,871,315	CSMC Trust, Series 2020-RPL1-PT1	3.33	% (b)(c)	10/25/2069	9,773,270
1,282,689	CSMC Trust, Series 2021-JR1-A1	2.47	% (b)(c)	09/27/2066	1,269,711
1,717,124	CSMC Trust, Series 2021-JR2-A1	2.22	% (b)(c)	11/25/2061	1,661,573
916,767	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	760,566
190,446	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (c)	10/25/2036	160,156
549,135	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	6.13	% (b)(c)	09/26/2036	500,219
4,735,000	Ellington Financial Mortgage Trust, Series 2019-2-B1	4.07	% (b)(c)	11/25/2059	3,869,348
6,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2023-DNA2-M1B (Secured Overnight Financing Rate 30 Day Average + 3.25%)	8.59	% (b)	04/25/2043	6,261,311
10,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2023-HQA2-M1B (Secured Overnight Financing Rate 30 Day Average + 3.35%)	8.69	% (b)	06/25/2043	10,572,474
522,368	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A3	5.50%		11/25/2035	261,360
1,749,891	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A8	6.00%		06/25/2037	638,085
1,854,904	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	774,366
126,527	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	58,964
3,000,000	FirstKey Homes Trust, Series 2020-SFR1-F1	3.64	% (b)	08/17/2037	2,831,049
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (b)	10/19/2037	8,811,452
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (b)	10/19/2037	8,857,010
10,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (b)(c)	07/25/2026	8,646,027
9,845,543	Fremont Home Loan Trust, Series 2006-D-2A4 (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.69%		11/25/2036	3,412,043
4,251,432	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	6.41%		10/25/2045	3,255,138
7,759,904	GSAMP Trust, Series 2007-NC1-A1 (Secured Overnight Financing Rate 1 Month + 0.24%, 0.13% Floor)	5.60%		12/25/2046	4,149,953
277,741	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	129,624
1,593,911	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x Secured Overnight Financing Rate 1 Month + 6.44%, 6.55% Cap)	1.08	% (f)(g)	10/25/2036	231,522

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,593,911	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.92%		10/25/2036	597,690
752,105	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	450,817
1,632,044	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	897,732
3,823,266	Harborview Mortgage Loan Trust, Series 2006-BU1-1A1A (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor, 10.50% Cap)	5.89%		02/19/2046	3,273,538
4,977,336	Harborview Mortgage Loan Trust, Series 2007-7-1A1 (Secured Overnight Financing Rate 1 Month + 2.11%, 10.50% Cap)	6.47%		10/25/2037	3,696,079
3,679,625	Home Partners of America Trust, Series 2019-2-C	3.02	% (b)	10/19/2039	3,325,209
3,915,475	Home Partners of America Trust, Series 2019-2-D	3.12	% (b)	10/19/2039	3,495,329
7,370,306	Home Partners of America Trust, Series 2019-2-E	3.32	% (b)	10/19/2039	6,387,516
2,032,061	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	953,998
3,609,887	IndyMac IMSC Mortgage Loan Trust, Series 2007-AR1-3A1	4.37	% (c)	06/25/2037	3,130,855
1,448,140	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46	%(e)	12/25/2036	1,362,477
2,284,373	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.78	% (b)(c)	11/25/2036	1,255,769
351,535	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	186,639
1,164,984	JP Morgan Mortgage Trust, Series 2006-A5-3A2	4.47	% (c)	08/25/2036	935,451
1,894,422	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	757,373
900,145	Lavender Trust, Series 2010-R11A-A4	4.15	% (b)(c)	10/26/2036	377,372
12,243,939	Legacy Mortgage Asset Trust, Series 2019-GS7-A2	8.50	% (b)(e)(h)	11/25/2059	11,938,852
11,312,184	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (b)	06/25/2058	9,845,090
5,041,189	Legacy Mortgage Asset Trust, Series 2020-SL1-M	3.25	% (b)(c)	01/25/2060	4,884,493
1,488,668	Lehman Mortgage Trust, Series 2006-17-1A4A (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.81%		08/25/2046	1,301,089
744,493	Lehman Mortgage Trust, Series 2007-1-1A2	5.75%		02/25/2037	725,103
1,326,728	Lehman Mortgage Trust, Series 2007-1-2A2 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.67	% (b)	06/25/2037	852,861
5,174,549	Lehman Mortgage Trust, Series 2007-1-2A3 (Secured Overnight Financing Rate 1 Month + 0.34%, 0.23% Floor)	5.70	% (b)	06/25/2037	3,330,144
3,000,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	3.86	% (b)(c)	02/25/2026	2,871,163
6,674,302	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (Secured Overnight Financing Rate 1 Month + 0.69%, 0.58% Floor)	6.05%		03/25/2046	2,413,541
4,523,151	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-3A2	3.62	% (c)	07/25/2035	1,656,521
901,070	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	858,627
15,589,182	MASTR Asset Backed Securities Trust, Series 2006-WMC3-A1 (Secured Overnight Financing Rate 1 Month + 0.38%, 0.27% Floor)	5.74%		08/25/2036	6,143,274
1,347,584	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	496,639
1,020,419	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	435,071
4,600,000	MFA Trust, Series 2021-NQM2-M1	2.37	% (b)(c)	11/25/2064	3,113,741
3,594,830	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	2,169,526
671,938	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	259,083
2,300,000	New Residential Mortgage Loan Trust, Series 2019-NQM4-B1	3.74	% (b)(c)	09/25/2059	1,881,350
4,500,000	NMLT Trust, Series 2021-INV2-B1	3.32	% (b)(c)	08/25/2056	3,010,801
3,124,803	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (c)	01/25/2036	974,804
742,009	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.50	% (e)	03/25/2047	664,006
4,424,096	OBX Trust, Series 2023-NQM3-A1	5.95	% (b)(e)	02/25/2063	4,428,864

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,561,183	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	6.01%		07/25/2036	2,405,207
2,271,434	PMT Credit Risk Transfer Trust, Series 2019-3R-A (Secured Overnight Financing Rate 30 Day Average + 3.81%, 2.70% Floor)	9.15	% (b)	10/27/2024	2,276,848
1,640,579	PMT Credit Risk Transfer Trust, Series 2021-1R-A (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.37	% (b)	02/27/2024	1,633,949
10,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (Secured Overnight Financing Rate 1 Month + 3.11%, 3.12% Floor)	8.47	% (b)	03/25/2026	9,890,682
338,510	PR Mortgage Loan Trust, Series 2014-1-APT	5.82	% (b)(c)	10/25/2049	311,933
2,328,736	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (b)(e)	07/25/2051	2,248,509
3,508,155	Pretium Mortgage Credit Partners LLC, Series 2021-RN3-A1	1.84	% (b)(e)	09/25/2051	3,343,557
1,896,140	PRPM LLC, Series 2020-4-A1	5.95	% (b)(e)	10/25/2025	1,891,904
3,180,954	PRPM LLC, Series 2021-2-A1	2.12	% (b)(c)	03/25/2026	3,149,034
9,800,000	PRPM LLC, Series 2021-2-A2	3.77	% (b)(c)	03/25/2026	9,643,447
3,614,612	PRPM LLC, Series 2021-6-A1	1.79	% (b)(e)	07/25/2026	3,519,375
5,987,000	PRPM LLC, Series 2021-6-A2	3.47	% (b)(e)	07/25/2026	5,813,415
2,628,665	PRPM LLC, Series 2021-7-A1	1.87	% (b)(e)	08/25/2026	2,552,428
462,075	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	426,536
15,336,140	Renaissance Home Equity Loan Trust, Series 2006-2-AF2	5.76	% (e)	08/25/2036	6,119,841
9,024,934	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (e)	11/25/2036	3,276,275
1,154,082	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	983,521
894,222	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	732,846
358,167	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	165,104
1,667,984	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor, 7.50% Cap)	5.67%		09/25/2036	1,161,923
1,667,984	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	2.03	% (f)(i)	09/25/2036	194,445
1,829,245	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	1,611,756
1,968,503	Residential Accredit Loans, Inc., Series 2006-QS3-1A14	6.00%		03/25/2036	1,673,742
625,318	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	482,405
587,266	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	456,771
4,507,679	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.34%, 0.00% Floor, 5.45% Cap)	0.00	% (f)(g)	01/25/2037	264,745
4,744,443	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (Secured Overnight Financing Rate 1 Month + 0.66%, 0.55% Floor, 6.00% Cap)	6.00%		01/25/2037	3,387,755
337,080	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	259,749
4,139,801	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	1,555,064
933,628	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	523,141
8,934,648	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	6.01%		03/25/2036	8,001,306
172,278	Sequoia Mortgage Trust, Series 2013-9-AP	0.00	% (b)(j)	07/25/2043	122,574
1,198,647	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (b)(c)	04/25/2065	1,118,903
2,309,975	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	5.55	% (c)	08/25/2035	1,337,679
1,050,936	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	5.23	% (c)	12/25/2035	940,412

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
788,827	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	4.44	% (c)	10/25/2037	616,793
2,554,194	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 10.50% Cap)	5.83%		07/25/2046	2,107,703
2,649,239	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 10.50% Cap)	5.85%		07/25/2046	2,002,089
4,262,821	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor, 10.50% Cap)	5.89%		08/25/2036	3,440,162
3,566,803	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor, 10.50% Cap)	5.66%		09/25/2047	3,188,343
4,500,000	Structured Asset Securities Corporation, Series 2007-BC4-M1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		11/25/2037	3,287,560
12,918,795	Structured Asset Securities Corporation, Series 2007-RF1-1A (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66	% (b)	03/25/2037	10,444,433
3,041,060	VCAT LLC, Series 2021-NPL5-A1	1.87	% (b)(e)	08/25/2051	2,989,670
3,256,657	VCAT LLC, Series 2021-NPL6-A1	1.92	% (b)(e)	09/25/2051	3,190,072
894,308	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79	% (b)(c)	03/25/2049	609,811
358,639	Velocity Commercial Capital Loan Trust, Series 2019-2-M5	4.93	% (b)(c)	07/25/2049	301,453
1,533,565	Velocity Commercial Capital Loan Trust, Series 2019-2-M6	6.30	% (b)(c)	07/25/2049	1,191,362
1,010,338	Velocity Commercial Capital Loan Trust, Series 2020-1-M6	5.69	% (b)(c)	02/25/2050	755,802
1,503,875	Velocity Commercial Capital Loan Trust, Series 2021-1-M3	2.57	% (b)(c)	05/25/2051	1,144,313
3,623,509	Velocity Commercial Capital Loan Trust, Series 2021-1-M4	2.85	% (b)(c)	05/25/2051	2,604,590
3,724,496	Velocity Commercial Capital Loan Trust, Series 2021-2-M4	3.08	% (b)(c)	08/25/2051	2,671,731
2,200,000	Verus Securitization Trust, Series 2020-1-B1	3.62	% (b)(c)	01/25/2060	1,621,788
3,202,214	Verus Securitization Trust, Series 2020-4-A1	1.50	% (b)(e)	05/25/2065	3,019,564
6,685,000	Verus Securitization Trust, Series 2021-6-B1	4.05	% (b)(c)	10/25/2066	4,937,971
2,073,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (b)(c)	02/25/2064	1,527,146
2,991,189	VOLT LLC, Series 2021-NPL6-A1	2.24	% (b)(e)	04/25/2051	2,894,429
883,006	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10-2A8	6.00%		11/25/2035	789,286
2,515,061	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB6	6.00%		07/25/2036	1,680,022
5,836,855	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.97%		09/25/2046	4,637,832
9,029,810	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	3.27	% (c)	01/25/2037	7,677,495
1,768,304	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A6	6.00%		04/25/2037	1,409,292
97,909	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-4-1A1	5.50%		06/25/2037	91,896
6,853,699	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7-3A1	4.11	% (c)	07/25/2037	5,934,081
461,644	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	392,075
373,202	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.77	% (c)	04/25/2036	350,875

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,125,227	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	1,900,114

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $680,104,831)					559,146,242

Short Term Investments - 2.7%
5,131,199	First American Government Obligations Fund - Class U	5.30	% (k)		5,131,199
5,131,200	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (k)		5,131,200
5,131,200	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (k)		5,131,200

Total Short Term Investments (Cost $15,393,599)					15,393,599

Total Investments - 100.2% (Cost $700,434,210)					578,636,640
Liabilities in Excess of Other Assets - (0.2)%					(1,156,014)

NET ASSETS - 100.0%					$577,480,626

(a)	Represents less than 0.05% of net assets

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Value determined using significant unobservable inputs.

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Interest only security

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(i)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(j)	Principal only security

(k)	Seven-day yield as of period end

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	96.8%
Short Term Investments	2.7%
Non-Agency Commercial Mortgage Backed Obligations	0.4%
Collateralized Loan Obligations	0.3%
Asset Backed Obligations	0.0%	(a)
Other Assets and Liabilities	(0.2)%

	100.0%

Notes to Schedule of Investments

December 31,2023 (Unaudited)

1. Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Fund’s investment adviser, DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act of 1933, as amended. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long- term total return.

2. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2023:

Category
Investments in Securities
Level 1
Short Term Investments	$15,393,599

Total Level 1	15,393,599
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	556,219,530
Non-Agency Commercial Mortgage Backed Obligations	1,963,041
Collateralized Loan Obligations	1,748,555
Asset Backed Obligations	240,603

Total Level 2	560,171,729
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	2,926,712
Non-Agency Commercial Mortgage Backed Obligations	144,600

Total Level 3	3,071,312

Total	$578,636,640

See the Schedule of Investments for further disaggregation of investment categories.